Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events

4. SUBSEQUENT EVENTS

On November 14, 2013, the Corporation consummated an initial public offering whereby 11,212,500 shares of its Class A common stock, par value $0.00001 per share (the “Class A Shares”), were sold to the public for net proceeds of $141.4 million, after payment of underwriting discounts and estimated offering expenses. The 11,212,500 shares sold were inclusive of 1,462,500 Class A Shares sold pursuant to the full exercise of an overallotment option granted to the underwriters which was consummated on December 11, 2013.  The net proceeds from the initial public offering were used purchase 11,212,500 newly issued JGWPT Holdings, LLC common interests directly from JGWPT Holdings, LLC representing 37.9% of the then outstanding membership interests of JGWPT Holdings, LLC.  Concurrently with the consummation of the Corporation’s initial public offering, the Corporation amended and restated its certificate of incorporation to provide for, among other things, the issuance of Class A Shares, shares of Class B common stock, par value $0.00001 per share (the “Class B Shares”), and shares of Class C common stock, par value $0.00001 per share (the “Class C Shares”).  Also concurrently with the consummation of the Corporation’s initial public offering, JGWPT Holdings, LLC merged with and into a newly formed subsidiary of the Corporation and the surviving, newly formed subsidiary changed its name to JGWPT Holdings, LLC.

Pursuant to this merger, the operating agreement of JGWPT Holdings, LLC was amended and restated such that, among other things, (i) the Corporation became the sole managing member of JGWPT Holdings, LLC, (ii) JGWPT Holdings, LLC common interests became exchangeable for one Class A Share, or in the case of Peach Group Holdings, Inc. (“PGHI Corp.”), one share of the Corporation’s Class C Shares. Additionally, in connection with merger, each holder of JGWPT Holdings, LLC common interests, other than PGHI Corp., was issued an equivalent number of shares of the Corporation’s “vote-only” Class B Shares.  As a result of these transactions, as of and subsequent to November 14, 2013, the Corporation will consolidate the financial results of JGWPT Holdings, LLC with its own and reflect the 62.1% membership interest in JGWPT Holdings, LLC it does not own as a non-controlling interest in its consolidated financial statements.

Predecessor
Subsequent Events

17. Subsequent Events

On October, 2, 2013, the Company amended the terms of its $200 million credit facility to provide for an interest rate equal to the sum of one-month LIBOR plus an applicable margin equal to 3.25% and a final maturity date of April 2, 2017. The Company subsequently elected on December 18, 2013 to reduce the size of this credit facility to $50 million.

On October 21, 2013, the Company revised the terms of its $40 million credit facility to provide for a maturity date of December 31, 2014 and a maximum borrowing capacity of $35 million.

On October 10, 2013, the Company priced its 2013-3 securitization. The aggregate issuance amount of the 2013-3 securitization was $212.7 million and the discount rate was 4.37%. The 2013-3 securitization closed on October 18, 2013.  In connection with its 2013-3 securitization, the Company repaid approximately $64.0 million of long term debt issued by SRF 6, a permanent financing VIE, and recorded a gain on debt extinguishment of approximately $22.3 million.  As a result of the repayment of debt, the Company was required to pay approximately $3.4 million in various prepayment fees and approximately $4.5 million for hedge breakage costs (Note 13).

On November 14, 2013, the Corporation consummated an initial public offering whereby 11,212,500 Class A Shares were sold to the public for net proceeds of $141.4 million, after payment of underwriting discounts and estimated offering expenses. The 11,212,500 shares sold were inclusive of 1,462,500 Class A Shares sold pursuant to the full exercise of an overallotment option granted to the underwriters which was consummated on December 11, 2013.  The net proceeds from the initial public offering were used to purchase 11,212,500 newly issued JGWPT common interests directly from JGWPT Holdings, LLC representing 37.9% of the then outstanding membership interests of JGWPT Holdings, LLC.  Concurrently with the consummation of the Corporation’s initial public offering, JGWPT Holdings, LLC merged with and into a newly formed subsidiary of the Corporation and the surviving, newly formed subsidiary changed its name to JGWPT Holdings, LLC.

Pursuant to this merger, the operating agreement of JGWPT Holdings, LLC was amended and restated such that, among other things, (i) the Corporation became the sole managing member of JGWPT Holdings, LLC, (ii) JGWPT Holdings, LLC common interests became exchangeable for one Class A Share, or in the case of PGHI Corp., one share of the Corporation’s Class C Shares. Additionally, in connection with merger, each holder of JGWPT Holdings, LLC common interests, other than PGHI Corp., was issued an equivalent number of shares of the Corporation’s “vote-only” Class B Shares.  As a result of these transactions, as of and subsequent to November 14, 2013, the Corporation will consolidate the financial results of JGWPT Holdings, LLC with its own and reflect the 62.1% membership interest in JGWPT Holdings, LLC it does not own as a non-controlling interest in its consolidated financial statements.

On November 15, 2013, the Company entered into a $300 million credit facility with a financial institution that provides for interest payable monthly at either: (a) the one-month LIBOR or (b) the lender’s commercial paper rate (as defined) plus 2.75%. The credit facility is collateralized by JGW VII, LLC’s structured settlements, annuity, and lottery receivables.  The credit agreement also provides for a three-year revolving period with a twenty-four month amortization period thereafter upon notice by the issuer or the borrower with all principal and interest outstanding payable no later than November 15, 2018.  The Company is charged monthly an unused line fee of 0.50% per annum for the undrawn balance of the line of credit.

On December 6, 2013, the Company repaid $123 million of its New Term Loan from the proceeds of its initial public offering and amended the terms of the associated Credit Facility. The amendment, among other things: (i) reduced the applicable margin on the initial term loans from 7.50% to 6.00% for eurodollar loans and from 6.50% to 5.00% for base rate loans, and (ii) reduced the interest rate floor on the initial term loans from 1.50% to 1.00% for eurodollar loans and from 2.50% to 2.00% for base rate loans.  No changes were made to the financial covenants contained in the original Credit Facility and as a result of the repayment, no further principal payments are required to be made on the New Term Loan until its maturity in February 2019. In connection with the repayment and amendment of the New Term Loan, the Company paid approximately $13.0 million in amendment, legal and other fees.

26 . Subsequent Events

On February 8, 2013, the Term Loan was refinanced with a new senior secured credit facility (the “Credit Facility”) that consisted of a $425,000 term loan (the “New Term Loan”) and a $20,000 revolving commitment maturing in February 2019 and August 2017, respectively. J.G. Wentworth, LLC and certain of its subsidiaries are guarantors of the Credit Facility. Substantially all of the non-securitized and non-collateralized assets of the Company were pledged as security for the repayment of borrowings outstanding under the Credit Facility.

The Company has the option to elect that the New Term Loan be either a eurodollar loan or a base rate loan. If eurodollar, interest on the New Term Loan accrues at either Libor or 1.5% (whatever is greater) plus a spread of 7.5%. If a base rate loan, interest accrues at prime or 2.5% (whatever is greater) plus a spread of 6.5%. The revolver has the same interest rate terms as the New Term Loan. In addition, the revolver is subject to an unused fee of 0.5% per annum.

Additionally, the $20,000 revolving commitment provides for the issuance of letters of credit equal to $10,000, subject to customary terms and fees.

The Credit Facility requires the Company, to the extent that as of the last day of any fiscal quarter outstanding balances on the revolving commitment exceed specific thresholds, to comply with a maximum total leverage ratio. J.G. Wentworth, LLC and certain of its subsidiaries are also limited in engaging in certain activities, including mergers and acquisitions, incurrence of additional indebtedness, incurring liens, making investments, transacting with affiliates, disposing of assets, and various other activities. The Credit Facility also limits, with certain exceptions, certain of the J.G. Wentworth, LLC subsidiaries from making cash dividends and loans to J.G. Wentworth, LLC.

Furthermore, in conjunction with the refinancing, JGWPT made a cash distribution to its members in the amount of $304.3 million as well as an asset distribution in the amount of $16.3 million to PGHI. The distribution assets were originally acquired by the Company as part of the OAC merger (Note 2).

In April 2013, the Company announced its intention to close its Boynton Beach office. In connection with the announcement, the Company recorded a restructure charge in April 2013 of approximately $2,500 for severance and related expenses.

On May 31, 2013, the Credit Facility was amended to provide for an additional term loan of $150,000 on the same terms as the New Term Loan. In conjunction with the refinancing, JGWPT made a cash distribution to its members in the amount of $150,000.